Note 25 - Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Fair Value Disclosures [Text Block]
25—FAIR
VALUE OF FINANCIAL INSTRUMENTS

The following disclosure of the estimated fair value of financial instruments was made in accordance with the requirements of ASC
820
‘‘Disclosure about fair value of financial instruments’’ and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value.

ASC
820
defines
three
levels of inputs that
may
be used to measure fair value and requires that the assets or liabilities carried at fair value be disclosed by the input level under which they were valued. The input levels are defined as follows:

Level
1:
Quoted (unadjusted) prices in active markets for identical assets and liabilities that the reporting entity can access at the measurement date.
Level
2:
Inputs other than quoted prices included within Level
1
that are observable for the asset or liability, either directly or indirectly.
Level
3:
Unobservable inputs for the asset or liability.

	ASC 820 Level	December 31, 2018	December 31, 2017
Assets:
Cash and cash equivalents	Level 1	19,464	20,004
Liabilities:
Short-term borrowings	Level 1	3,683	2,718
Long-Term Debt	Level 1	1,830	1,217
Investor Warrants	Level 3	–	840

The recorded amount of cash and cash equivalents, short term investment and short-term borrowings are a reasonable estimate of their fair value due to the short-term maturities of these instruments.

The fair market value (Level
1
measurement) of the Company’s long-term debt is estimated using interest rate available to the Company in corresponding markets for debt with similar terms and maturities (see note
14
-
1
Long-term debt).

Concerning Investor and Placement Agent Warrants, the Company uses a Black-Scholes option pricing model. The fair value of the Warrants changed over time depending on the volatility and share price at balance sheet date (see note
14
-
2
- Financial instruments carried at fair value).

The following tables provide a reconciliation of fair value for which the Company used Level
3
inputs, for the period from
December 31, 2016
to
December 31, 2018
:

All amounts in thousands Euros unless otherwise stated	Investor Warrants 2012	Investor Warrants 2013	Investor Warrants 2016	Total Financial instruments carried at fair value
As of December 31, 2016	640	1,118	2,162	3,921
Warrants forfeited (see note 21) (1) .	(489)	–	–	(489)
Warrants exercises (see note 21) (1)	(136)	–	–	(136)
FV adjustments (see note 21) (1)	–	(656)	(1,388)	(2,044)
USD/EUR exchange impact (2)	(16)	(135)	(262)	(412)
As of December 31, 2017	–	328	512	840
FV adjustments (see note 21) (1)	–	(345)	(544)	(889)
USD/EUR exchange impact (2)	–	17	32	49
As of December 31, 2018	–	–	–	–

(
1
)
Reported in the Consolidated Statement of Income in line “Financial (expenses) income net”
(
2
)
Reported in the Consolidated Statement of Income in line “Foreign currency exchange gain (loss), net”

Please refer to “Note
14
– Long term debt and financial instruments carried out at fair value” for additional details.